General and administrative expense	12 Months Ended
Dec. 31, 2024
Selling, general and administrative expense [abstract]
General and administrative expense
6. General and administrative expense
The components of general and administrative expense for the years ended December 31, 2024, 2023 and 2022, are as follows:

	2024	2023	2022
Payroll and employee related expense	$59,409	$54,399	$50,045
Depreciation and amortization	8,559	8,138	6,245
Management fees	14,843	11,405	9,868
Service contracts	10,636	5,030	4,311
Office costs	5,319	5,565	5,029
Bank fees	416	527	650
Professional fees	22,604	9,616	6,535
Travel, entertainment and auto expense	2,705	2,802	2,168
Other	4,439	2,427	2,662
Total general and administrative expense	$128,930	$99,909	$87,513